SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The Company finances its operations in U.S. dollars. The majority of the Company's operations are currently conducted in Israel, a significant part of the Company's expenses are denominated and determined in U.S. dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future. Thus, the functional and reporting currency of the Company is the U.S. dollar.

The Company's transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to U.S. dollars in accordance with accounting standard codification ("ASC") 830, "Foreign Currency Matters", of the Financial Accounting Standards Board ("FASB"). All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Alcobra Ltd. and its Subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term deposits are stated at cost which approximates market values.

Bank deposits with maturities of more than one year are included in long-term bank deposits. The Company's long-term deposits do not have contractual maturities that exceed 2 years. Such long-term deposits are stated at cost which approximates market values.

As of December 31, 2016, the Company's bank deposits are in U.S. dollars and bear interest at a weighted average annual interest rate of 1.72%.

f.	Investment in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, "Investments- Debt and Equity Securities". Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classified all of its debt and equity securities as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in accumulated other comprehensive income (loss) in shareholders' equity. Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company has classified all marketable securities as short-term, even though the stated maturity date may be one year or more beyond the current balance sheet date, because it is probable that the Company may sell these securities prior to maturity.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the amortized cost basis of such securities is judged to be other-than-temporary impairment (“OTTI”). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it will still need to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized in earnings. Amounts relating to factors other than credit losses are recorded in OCI. The Company did not recognize OTTI on its marketable securities during the year ended December 31, 2016.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and electronic equipment	15-33
Office furniture and equipment	6
Clinical and medical equipment	15
Leasehold improvement	The shorter of term of the lease or the useful life of the asset

The Company's property and equipment are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2016, 2015 and 2014, no impairment losses have been identified.

h.	Other long-term assets:

Other long-term assets mainly include long-term deposits for office lease and motor vehicles under operating leases, presented at their cost.

i.	Research and development expenses:

Research and development expenses are expensed as incurred. Those expenses include payments to third party clinical consultants, expenses related to conducting clinical and pre-clinical trials, salaries and related personnel expenses, travel expenses and share based compensation expenses to research and development employees. During 2016, 2015 and 2014, no grants were received from governmental entities to fund the Company's research and development expenses.

j.	Severance pay:

The Company's liability for its Israeli employees regarding severance pay is pursuant to Section 14 of the Israeli severance pay law ("Section 14"). All the Israeli employees are included under this section, and entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in the employee's name with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expense for the years ended December 31, 2016, 2015 and 2014, amounted to $ 159, $ 130 and $ 102, respectively.

k.	Employee benefit plan:

Since 2014, the Company’s U.S. operations maintain a retirement plan (the “U.S. Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 100% of each participant’s contributions up to 3%. Contributions to the U.S. Plan are recorded during the year contributed as an expense in the consolidated statement of operations.

Total employer 401(k) contributions under the U.S. Plan for the years ended December 31, 2016, 2015 and 2014 were $ 26, $ 21 and $ 21, respectively.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

As of December 31, 2016 and 2015 the Company has not recorded a liability for uncertain tax positions.

m.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits and marketable securities.

The majority of the Company’s cash and cash equivalents and bank deposits are deposited in major banks in Israel. Generally, these deposits may be withdrawn upon demand and therefore bear minimal risk. Marketable securities are held mainly by Alcobra Ltd., and are invested in securities denominated in the U.S. dollar.

The Company’s marketable securities consist of investments in foreign bank that have a credit rating of at least Baa1/BBB+ and corporate debentures that carry a rating of at least A2/A. The Company’s investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

n.	Fair value of financial instruments:

The Company measures its investment in money market funds classified as cash equivalents and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

o.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share."

The total weighted average number of shares related to the outstanding options and warrants excluded from the calculations of diluted net loss per share, since they would have an anti-dilutive effect, was 2,563,498, 1,755,766 and 1,053,055 for the years ended December 31, 2016, 2015 and 2014, respectively.

p.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718") that requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the option award is recognized as an expense over the requisite service periods in the Company's statements of comprehensive loss based on the accelerated method.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the fair value method for of its share-options awards. The Black-Scholes option-pricing model requires a number of assumptions as noted below:

Expected dividend yield - The expected dividend yield assumption is based on the Company's historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

Volatility - The expected volatility is calculated based upon actual historical stock price movements over the most recent periods ending on the grant date. Since the Company's shares started trading in NASDAQ in May 2013, quoted prices of the Company's share are available for three and a half years only. Due to insufficient historical data for the Company, in cases where the expected term is longer than the available historical data on the grant date, the expected volatility determination was based on a weighted average of the Company and similar companies' stock volatility.

Risk free interest rate - The risk free interest rate is based on the yield of U.S Treasury bonds with equivalent terms.

Expected term - ASC 718 provides the factors to consider when estimating the expected term of an option: An option's expected term must at least include the vesting period and the employees' historical exercise and post-vesting employment termination behavior for similar grants. It also determines that if the amount of past exercise data is limited, that data may not represent a sufficiently large sample on which to base a robust conclusion on expected exercise behavior. In that circumstance, it may be appropriate to consider external data or the United States Securities Exchange Commission's staff's "simplified" method for the expected term. Accordingly, the Company used the "simplified" method, meaning the expected life can be set as the average of the vesting period for each vested tranche of options and the contractual term for those options.

The Company used the Black-Scholes option-pricing model to determine the fair value of grants made in 2016, 2015 and 2014. The following assumptions were applied in determining the compensation cost:

Year ended December 31,
	2016	2015	2014

Risk-free interest rate	0.8-1.1%	0.9-2.1%	0.7-2.8%
Expected option term (years)	2.6-4.5	2.3-7	3-10
Expected price volatility	82-92%	78-87%	65-89%
Dividend yield	-	-	-

q.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”. Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to unrealized gains and losses on available-for-sale marketable securities.

Other comprehensive loss for the year ended December 31, 2016, resulted only from unrealized loss on available-for-sale marketable securities and amounted to $ 6.

r.	Recently adopted accounting standards:

In August 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-15, "Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern". The standard defines management’s responsibility to assess an entity’s ability to continue as a going concern and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. This update was effective to for the Company in the fourth quarter of fiscal 2016. The adoption of the guidance did not impact the Company's consolidated financial statements.

s.	Impact of recently issued accounting standard not yet adopted:

In February 2016, the FASB issued ASU No. 2016-02, "Leases (Topic 842)". The standard requires that long-term lease arrangements be recognized on the balance sheet. The standard is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The Company is currently evaluating the impact of adoption on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, "Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting" to simplify the accounting for share-based payment transactions, including the income tax consequences, an option to recognize gross share-based compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. This guidance will be effective for the Company in the first quarter of 2017, and early adoption is permitted. The adoption of this ASU will not have an impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments". This ASU provides guidance for recognizing credit losses on financial instruments based on an estimate of current expected credit losses model. For public business entities that are SEC filers, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this update earlier as of fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is in the process of assessing the impact that the adoption of this ASU will have on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, "Statement of Cash Flows (Topic 230) Restricted Cash a consensus of the FASB Emerging Issues Task Force". The standard requires restricted cash and cash equivalents to be included with cash and cash equivalents on the statement cash flows. The new standard is expected to be effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, with early adoption permitted. Accordingly, the new standard will result in the Company's restricted cash to be included with cash and cash equivalents to reflect total cash on the Company's statement of cash flows.